Shareholder Report, Holdings (Details) - C000091471	Oct. 31, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.40%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.90%)
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	70.70%
CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.70%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(6.60%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.60%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	60.30%